Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 915,000	$ 5,439,000	$ 27,053,000
Marketable investments	6,287,000	7,631,000	7,137,000
Funds receivable from New Jersey net operating loss		1,184,000	1,676,000
Prepaid expenses and other current assets	368,000	302,000	455,000
Total current assets	7,570,000	14,556,000	36,321,000
Property and equipment, net	117,000	127,000	195,000
Right of use asset, net	653,000	697,000	829,000
Patent and trademark rights, net	2,532,000	2,313,000	1,941,000
Other assets	2,716,000	1,688,000	1,202,000
Total assets	13,588,000	19,381,000	40,488,000
Current liabilities:
Accounts payable	6,264,000	6,443,000	377,000
Accrued expenses	1,011,000	1,986,000	806,000
Current portion of operating lease liability	232,000	223,000	178,000
Current portion of note payable, net	2,593,000
Total current liabilities	10,100,000	8,652,000	1,361,000
Long-term liability:
Operating lease liability	437,000	495,000	659,000
Note payable, net	139,000
Total liabilities	10,676,000	9,147,000	2,020,000
Commitments and contingencies (Notes 8, 10, 11, 16)
Stockholders’ equity:
Common Stock, $0.001 par value, authorized shares - 350,000,000; issued and outstanding shares 49,102,484 and 48,084,287 (including 701,667 and 694,324 of unvested stock awards) as of December 31, 2023 and 2022, respectively	59,000	49,000	48,000
Additional paid-in capital	423,714,000	419,004,000	418,270,000
Accumulated deficit	(420,861,000)	(409,508,000)	(380,546,000)
Total stockholders’ equity	2,912,000	10,234,000	38,468,000
Total liabilities and stockholders’ equity	13,588,000	19,381,000	40,488,000
Series A Junior Participating Preferred Stock [Member]
Stockholders’ equity:
Preferred Stock, Value
Series B Convertible Preferred Stock [Member]
Stockholders’ equity:
Preferred Stock, Value		$ 689,000	$ 696,000